Note 23 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations		€ 4,427,000,000	€ 4,631,000,000
Other long term employee benefits		53,000,000	61,000,000
Provisions for taxes and other legal contingencies		738,000,000	677,000,000
Provisions for contingent risks and commitments		774,000,000	711,000,000
Other Provisions	[1]	502,000,000	457,000,000
PROVISIONS		€ 6,494,000,000	€ 6,538,000,000

[1]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.